Estimated Future Benefit Expected Payments (Detail) $ in Millions	Dec. 31, 2015 USD ($)
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2016	$ 12.9
2017	13.7
2018	15.7
2019	17.6
2020	18.9
Years 2021 - 2025	126.6
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2016	5.9
2017	6.9
2018	7.7
2019	8.1
2020	9.9
Years 2021 - 2025	60.3
Postretirement Benefits Other Than Pensions
Defined Benefit Plan Disclosure [Line Items]
2016	0.6
2017	0.6
2018	0.7
2019	0.7
2020	0.8
Years 2021 - 2025	$ 4.9